UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                                  CONFIDENTIAL

                              FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES REPORTED ON THE FORM 13F FILED ON FEBRUARY 14, 2007 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT IS NO LONGER NEEDED

Report for the Calendar Year or Quarter Ended:   December 31, 2006
                                              -------------------

Check here if Amendment [X];     Amendment Number:     ONE
                                                   ---------------
This Amendment (Check only one.):     [ ] is a restatement.
                                      [X] adds new holdings entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:     Blenheim Capital Management, L.L.C.
          --------------------------------------
Address:  2 Worlds Fair Drive, 3rd Floor
          --------------------------------------
          Somerset,  New  Jersey  08873
          --------------------------------------

Form  13F  File  Number:  28-12313
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:    Joseph F. Esposito
         --------------------------
Title:   Senior Vice President
         --------------------------
Phone:   (732) 302-0238
         --------------------------

Signature,  Place,  and  Date  of  Signing:

s/Joseph F. Esposito        Somerset, New Jersey        June 15, 2007
------------------------    ------------------------    -------------------
[Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]
Form  13F  File  Number     Name

28-122205          Summit  Global  Management,  Inc.
---------          ---------------------------------

                              FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                     0
                                            ------------

Form 13F Information Table Entry Total:              32*
                                            ------------

Form 13F Information Table Value Total:     236,314,101*
                                            ------------

*Blenheim has requested Confidential Treatment from the Commission on 9 entries on its 13F Informational Table. The Table Total Value listed above does not reflect these 9 entries, but rather only the 32 positions listed on the Information Table. Upon rejection of Blenheim's request, or upon the expiration of the period of Confidential Treatment, Blenheim will file an Amended 13F consistent with SEC regulations supplying the information on those 9 entries.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS 13F REPORT AND HAS BEEN FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
CONFIDENTIAL TREATMENT         CONFIDEN         CONFIDEN    CONFID  CONFID CON CON  CONFID               CON      0    0
REQUESTED
CONFIDENTIAL TREATMENT         CONFIDEN         CONFIDEN    CONFID  CONFID CON CON  CONFID               CON      0    0
REQUESTED
CONFIDENTIAL TREATMENT         CONFIDEN         CONFIDEN    CONFID  CONFID CON CON  CONFID               CON      0    0
REQUESTED
CONFIDENTIAL TREATMENT         CONFIDEN         CONFIDEN    CONFID  CONFID CON CON  CONFID               CON      0    0
REQUESTED
CONFIDENTIAL TREATMENT         CONFIDEN         CONFIDEN    CONFID  CONFID CON CON  CONFID               CON      0    0
REQUESTED
CONFIDENTIAL TREATMENT         CONFIDEN         CONFIDEN    CONFID  CONFID CON CON  CONFID               CON      0    0
REQUESTED
CONFIDENTIAL TREATMENT         CONFIDEN         CONFIDEN    CONFID  CONFID CON CON  CONFID               CON      0    0
REQUESTED
CONFIDENTIAL TREATMENT         CONFIDEN         CONFIDEN    CONFID  CONFID CON x    CONFID               CON      0    0
REQUESTED
CONFIDENTIAL TREATMENT         CONFIDEN         CONFIDEN    CONFID  CONFID CON x    CONFID               CON      0    0
REQUESTED
ANDERSONS INC/THE              Common Stock     034164103 16108200  380000 SH  x    Sole              380000      0    0
ARCH COAL INC                  Common Stock     039380100  6006000  200000 SH  x    Sole              200000      0    0
ARCHER-DANIELS-MIDLAND CO      Common Stock     039483102  6392000  200000 SH  x    Sole              200000      0    0
AK STEEL HLDG                  Common Stock     001547108  3380000  200000 SH  x    Sole              200000      0    0
ANADARKO PETROLEUM CORP        Common Stock     032511107  3481600   80000 SH  x    Sole               80000      0    0
PEABODY ENERGY CORP            Common Stock     704549104 18184500  450000 SH  x    Sole              450000      0    0
CATERPILLAR                    Common Stock     149123101  3066500   50000 SH  x    Sole               50000      0    0
CIA SANEAMENTO BASICO DE       Sponsored ADR    20441A102  1693000   50000 SH  x    Sole               50000      0    0
CLEVELAND-CLIFFS INC           Common Stock     185896107  4844000  100000 SH  x    Sole              100000      0    0
DEERE                          Common Stock     244199105 40404750  425000 SH  x    Sole              425000      0    0
DRYSHIPS INC                   Common Stock     Y2109Q101  2701500  150000 SH  x    Sole              150000      0    0
DEVON ENERGY CORP COM          Common Stock     25179M103 10062000  150000 SH  x    Sole              150000      0    0
ENCANA CORP                    Common Stock     292505104  5743750  125000 SH  x    Sole              125000      0    0
EAGLE MATERIALS INC            Common Stock     26969P108  3890700   90000 SH  x    Sole               90000      0    0
FREEPORT-MCMORAN COPPER        Class B          35671D857  5573000  100000 SH  x    Sole              100000      0    0
FRONTEER DEVELOPMENT GROUP     Common Stock     35903Q106  2300000  250000 SH  Call Sole              250000      0    0
GOODYEAR TIRE & RUBBER CO      Common Stock     382550101 27853730 1327000 SH  x    Sole             1327000      0    0
GOODYEAR TIRE & RUBBER CO      Common Stock     382550101  2518800  120000 SH  x    Sole              120000      0    0
HALLIBURTON                    Common Stock     406216101  3881250  125000 SH  x    Sole              125000      0    0
HESS CORP                      Common Stock     42809H107  4957000  100000 SH  x    Sole              100000      0    0
IVANHOE MINES LTD              Common Stock     46579N103  1966000  200000 SH  x    Sole              200000      0    0
LOUISIANA-PACIFIC CORP         Common Stock     546347105  7212550  335000 SH  Call Sole              335000      0    0
LONE STAR TECHNOLOGIES INC     Common Stock     542312103  6051250  125000 SH  x    Sole              125000      0    0
METAL MANAGEMENT INC           Common Stock     591097209  1324750   35000 SH  x    Sole               35000      0    0
PENTAIR INC                    Common Stock     709631105 10205000  325000 SH  x    Sole              325000      0    0
SCHNITZER STEEL INDUSTRIES INC Common Stock     806882106  2977500   75000 SH  x    Sole               75000      0    0
SUNTECH POWER HOLDINGS CO LTD  ADR              86800C104  3401000  100000 SH  Call Sole              100000      0    0
SUNOCO INC(FORMERLY SUN CO)    Common Stock     86764P109  4677000   75000 SH  x    Sole               75000      0    0
TEEKAY SHIPPING                Common Stock     Y8564W103  5452500  125000 SH  x    Sole              125000      0    0
VALERO ENERGY CORP             Common Stock     91913Y100  7674000  150000 SH  x    Sole              150000      0    0
WATTS WATER TECHNOLOGIES       Class A          942749102  9500521  231100 SH  x    Sole              231100      0    0
YRC WORLDWIDE INC              Common Stock     984249102  2829750   75000 SH  x    Sole               75000      0    0